Condensed Consolidated Statements of Operations (Parenthetical)	9 Months Ended
Dec. 31, 2022 shares
Common Stock [Member]
Conversion of stock, shares converted	42,253,521
White River Holdings Corp [Member] | Common Stock [Member]
Conversion of stock, shares converted	42,253,521
Series A Preferred Stock [Member]
Conversion of stock, shares converted	1,200
Series A Preferred Stock [Member] | White River Holdings Corp [Member]
Conversion of stock, shares converted	1,200